OPERATING ASSETS AND LIABILITIES - INTANGIBLE ASSETS - Intangible Assets (Details) - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Total	DKK 3,325	DKK 2,714
Patents and licences
Disclosure of detailed information about intangible assets [line items]
Total	2,095	1,591
Ongoing and developed software
Disclosure of detailed information about intangible assets [line items]
Total	DKK 1,230	DKK 1,123